RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (4,643)	R$ (1,175)
Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(151,816)	(74,656)
Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (302,865)	(153,697)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (69)	(25)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(24,757)	(14,760)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (50,192)	(27,497)
Sensitivity Analysis Trading Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (110)	(3,861)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(9,118)	(130,968)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (16,071)	(266,123)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (5)	(18)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(670)	(2,783)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,330)	(5,489)
Sensitivity Analysis Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,401)	1,507
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(60,037)	37,669
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (120,073)	75,338
Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,971)	1,188
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(49,268)	29,696
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (98,536)	59,392
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (26)	128
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(6,451)	8,831
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (13,634)	15,365
Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (61)	(94)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(1,515)	(2,341)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (3,029)	R$ (4,683)